UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	April 30, 2016

Item 1 - Report to Shareholders

Trustees

Frank L. Bowman
Kathleen A. Dennis
Nancy C. Everett
Jakki L. Haussler
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent, Chair of the Board
W. Allen Reed
Fergus Reid

Officers

John H. Gernon
President and Principal Executive Officer

Stefanie V. Chang Yu
Chief Compliance Officer

Joseph C. Benedetti
Vice President

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 548-7786.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Please read the Prospectus carefully before investing.

Morgan Stanley Distribution, Inc., member FINRA.

© 2016 Morgan Stanley

MTGSAN
1513620 EXP. 06.30.17

INVESTMENT MANAGEMENT

Morgan Stanley Mortgage Securities Trust

Semi-Annual Report

April 30, 2016

Morgan Stanley Mortgage Securities Trust

Table of Contents

Welcome Shareholder	3
Fund Report	4
Performance Summary	10
Expense Example	11
Portfolio of Investments	13
Statement of Assets and Liabilities	25
Statement of Operations	26
Statements of Changes in Net Assets	27
Notes to Financial Statements	28
Financial Highlights	46
Privacy Notice	51

Welcome Shareholder,

We are pleased to provide this Semi-Annual report, in which you will learn how your investment in Morgan Stanley Mortgage Securities Trust (the "Fund") performed during the latest six-month period. It includes an overview of the market conditions and discusses some of the factors that affected performance during the reporting period. In addition, the report contains financial statements and a list of portfolio holdings.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report (unaudited)

For the six months ended April 30, 2016

Total Return for the 6 Months Ended April 30, 2016
Class A	Class B	Class L	Class I	Class C	Barclays U.S. Mortgage Backed Securities (MBS) Index[1]	Lipper U.S. Mortgage Funds Index[2]
1.91%	1.61%	1.78%	1.99%	1.52%	1.97%	1.77%

The performance of the Fund's five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

After a relatively calm final few months of 2015, the start of 2016 was surprisingly volatile in the financial markets, with U.S. equities, as measured by the S&P 500 Index, falling 10% during the first quarter before fully recovering and credit spreads widening substantially before recovering to varying degrees across different credit sectors.i U.S. Treasury bonds rallied substantially in the first quarter of 2016, as the rate on the 10-year U.S. Treasury note fell 50 basis points during the quarter from 2.27% on December 31, 2015, to 1.77% on March 31, 2016.ii Initially following its December 2015 interest rate increase, the Federal Reserve (Fed) projected three or four potential rate hikes in 2016 but has since revised expectations down to only one or two hikes this calendar year, as global economic weakness, declining energy prices and the stronger dollar have created potential headwinds for the U.S. economy. While U.S. employment, housing markets and consumer activity continue to show mildly positive data, global weakness is raising concerns about future U.S. growth.

Agency mortgage-backed securities (MBS) performed well over the past year, benefiting from range-bound interest rates, stable prepayments and continued sponsorship by the Fed. Additionally, the agency MBS sector has benefited from an increased demand for liquidity given the volatility of many credit markets in recent months. Despite the increased volatility in credit-related sectors recently, agency MBS spreads remained in a tight 10-basis point range over Treasuries. The primary risks to agency MBS are refinancing risk, when mortgage rates reach new lows, and duration extension risk, when rates rise rapidly and expected prepayment rates slow more than expected. Despite the recent rally in rates, mortgage interest rates have remained well within the range of the last five years, keeping both prepayment and extension risk somewhat muted. Although current MBS valuations appeared slightly expensive from a historical perspective, these valuations seemed justified, in our opinion, by the dampened volatility and stable investor demand. Many homeowners have either refinanced their mortgages within the past five years or had multiple opportunities to refinance during this time frame. As a result, mortgage prepayments have been very tame over the past few years and agency MBS have performed well as a result. From a supply-demand perspective, although the Fed

(i)  Source: Bloomberg L.P.

(ii)  Source: Bloomberg L.P.

has ended its net purchase program, it still owns roughly one-third of the agency MBS market and continues to maintain this investment through monthly reinvestment of its portfolio paydowns totaling roughly $25 billion per month on average.iii As a result of the Fed's holdings, traditional MBS investors are generally underweight agency MBS, providing a supportive level of demand for the sector.

The U.S. housing market continued to improve with home prices up approximately 5.4 percent over the past year ended February 2016, according the latest release of the S&P/Case-Shiller National Home Price Index.iv Home prices were up 36 percent from the lows in 2012, and although the pace of home price appreciation has slowed, home prices remained 11 percent below the 2006 peak and continued to show signs of potential future improvement. Mortgage rates remained at very low levels from a historical perspective and home affordability has remained high when factoring in mortgage costs as a percentage of median income. Mortgage lending standards are still restrictive in the aftermath of the mortgage crisis, but household formation is increasing, and pent-up demand for homes is starting to emerge after many years of weaker demand. With unemployment currently at the lowest level since 2008, and with overall household debt almost 7 percent below its peak in 2008, we expect home prices to continue to benefit from the economic recovery.v

Non-agency MBS have been the primary beneficiaries of this improving housing market. Delinquency and default rates have been declining, loss severities on defaulting loans have been decreasing and prepayments on non-agency MBS have been slowly increasing. Many non-agency borrowers have been unable to refinance because their property values had declined and they were ineligible for many of the government-sponsored refinance programs such as the Home Affordable Refinance Program (HARP). With home prices recovering and homeowner equity being restored, we expect to see increases in non-agency mortgage refinancing, which may be positive for the largely discount-priced, non-agency MBS market. Non-agency MBS prices fell in early 2016 as credit spreads widened, but prices nearly fully recovered by the end of April and fundamental mortgage market conditions remain positive.

Commercial mortgage-backed securities (CMBS) spreads have been very volatile over the past six months, widening substantially in the beginning of 2016 and then partially recovering in March and April. Fundamentally, the commercial real estate market remains very stable, benefiting from the slowly improving economy, with rising real estate valuations and declining default rates. Office buildings have seen decreasing vacancy rates and increasing leasing rates. Hotels have experienced improving occupancy rates. Increasing retail sales have helped shopping malls. Multi-family residential buildings have benefited from rising home prices and corresponding higher rental rates.

(iii)  Federal Reserve Bank of New York

(iv)  Source: S&P/Case Shiller, April 26, 2016

(v)  Source: Federal Reserve Bank of New York, March 31, 2015

However, despite the improving fundamental conditions, yield spreads on CMBS have widened over the past year due to a combination of increased risk premiums across credit assets globally and increased new issue supply in CMBS. From a supply perspective, the CMBS market remains under pressure as the boom loan originations volumes from 2005 through 2007 reach their 10-year maturities. Over $300 billion CMBS will reach maturity over these three years and need to be refinanced.vi Overall, net spread widening has resulted in negative performance for CMBS in early 2016, but we expect performance could recover if spreads revert to earlier levels or over time through the higher monthly cash flows offered by higher-yielding CMBS. We remain confident on the fundamental performance of our CMBS positions given the supportive economic conditions.

Performance Analysis

Class I shares of Morgan Stanley Mortgage Securities Trust outperformed and Class A, B, L, and C shares underperformed the Barclays U.S. Mortgage Backed Securities (MBS) Index (the "Index"), while the Fund's Class A, L, and I shares outperformed and Class B and C shares underperformed the Lipper U.S. Mortgage Funds Index for the six months ended April 30, 2016, assuming no deduction of applicable sales charges.

The Fund's outperformance relative to the Index over the reporting period can largely be attributed to the portfolio's exposure to non-agency MBS and collateralized mortgage obligations (CMOs). We believe the U.S. economy may continue to experience slow positive growth, which could benefit the credit-oriented, non-agency residential MBS and CMBS sectors. We also believe that interest rates are poised to move higher, which could be positive for the primarily interest-only CMOs within the portfolio. The only meaningful detractors from performance over the period were the Fund's CMBS positions and the outright duration (interest-rate sensitivity) of the portfolio, which was shorter than that of the Index due to our expectation of higher rates in the near future. The Fund's duration positioning was managed, in part, using interest-rate swaps and futures.

We continue to believe that the normalization of the housing market will occur gradually. In our view, agency mortgage bonds may perform well in this environment, but will likely underperform non-agency MBS, CMBS and interest-only agency CMOs.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

(vi)  Source: Bloomberg L.P., June 30, 2015

PORTFOLIO COMPOSITION+ as of 04/30/16
Mortgages – Other	29.5%
Agency Fixed Rate Mortgages	24.1
Asset-Backed Securities	19.1
Commercial Mortgage-Backed Securities	11.8
Collateralized Mortgage Obligations — Agency Collateral Series	8.1
Short-Term Investments	7.2
Agency Adjustable Rate Mortgages	0.2

+  Does not include open long/short futures contracts with an underlying face amount of $23,292,289 with net unrealized depreciation of $114,712. Does not include open foreign currency forward exchange contracts with net unrealized depreciation of $96,462 and does not include an open swap agreement with unrealized depreciation of $24,201.

LONG-TERM CREDIT ANALYSIS as of 04/30/16
AAA	38.6%
AA	1.8
A	5.8
BBB	11.6
BB	7.1
B or Below	20.7
NR	14.4

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the types of securities mentioned above. Portfolio composition data are as a percentage of total investments and long-term credit analysis data are as a percentage of total long-term investments.

Security ratings disclosed with the exception for those labeled "not rated" have been rated by at least one Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are obtained from Standard & Poor's Ratings Group ("S&P"), Moody's Investors Services, Inc ("Moody's") or Fitch Ratings ("Fitch"). If two or more NRSROs have assigned a rating to a security, the highest rating is used and if securities are not rated, Morgan Stanley Investment Management Inc. (the "Adviser") has deemed them to be of comparable quality. Ratings from Moody's or Fitch, when used, are converted into their equivalent S&P rating.

Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund normally invests at least 80 percent of its assets in mortgage-related securities. These mortgage-related securities may include mortgage-backed securities such as mortgage pass-through securities, collateralized mortgage obligations ("CMOs"), stripped mortgage-backed securities ("SMBS"), commercial mortgage-backed securities ("CMBS") and inverse floating rate obligations ("inverse floaters"). The mortgage-backed securities in which the Fund invests may be issued or guaranteed by the U.S. Government, its agencies or instrumentalities or may be offered by non-governmental issuers, such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers. The Fund is not limited as to the maturities or types of mortgage-backed securities in which it may invest.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, http://www.sec.gov. You may also review and copy them at the SEC's public reference room in Washington, DC. Information on the operation of the SEC's public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-1520.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 548-7786 or by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. It is also available on the SEC's web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our web site at www.morganstanley.com/im. This information is also available on the SEC's web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary (unaudited)

Average Annual Total Returns—Period Ended April 30, 2016
Symbol	Class A Shares* (since 07/28/97) MTGAX		Class B Shares** (since 03/31/87) MTGBX		Class L Shares† (since 07/28/97) MTGCX	Class I Shares†† (since 07/28/97) MTGDX	Class C Shares††† (since 04/30/15) MSMTX
1 Year	2.08 –2.22[4]	%[3]	1.43 –3.42[4]	%[3]	1.80 —%[3]	2.31 —%[3]	1.28 0.31[4]	%[3]
5 Years	4.95[3] 4.04[4]		4.34[3] 4.01[4]		4.59[3] —	5.31[3] —	— —
10 Years	3.95[3] 3.50[4]		3.45[3] 3.45[4]		3.46[3] —	4.27[3] —	— —
Since Inception	4.58[3] 4.34[4]		5.28[3] 5.28[4]		3.95[3] —	4.73[3] —	1.28[3] 0.31[4]
Gross Expense Ratio	1.58		2.61		1.81	1.35	15.92

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class L, Class I and Class C shares will vary due to differences in sales charges and expenses. See the Fund's current prospectus for complete details on fees and sales charges. Expense ratios are as of the Fund's fiscal year-end as outlined in the Fund's current prospectus.

*  The maximum front-end sales charge for Class A is 4.25%.

**  The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005). Class B shares are closed to new investments.

†  Class L has no sales charge. Class L shares are closed to new investments.

††  Class I has no sales charge.

†††  The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

(1)  The Barclays U.S. Mortgage Backed Securities (MBS) Index tracks agency mortgage backed pass-through securities (both fixed-rate and hybrid ARM) guaranteed by Ginnie Mae (GNMA), Fannie Mae (FNMA) and Freddie Mae (FHLMC). This Index is the Mortgage Backed Securities Fixed Rate component of the Barclays U.S. Aggregate Index. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Lipper U.S. Mortgage Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper U.S. Mortgage Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper U.S. Mortgage Funds classification as of the date of this report.

(3)  Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)  Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

Expense Example (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 11/01/15 – 04/30/16.

Actual Expenses

The first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table on the following page provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example (unaudited) continued

	Beginning Account Value	Ending Account Value	Expenses Paid During Period@
	11/01/15	04/30/16	11/01/15 – 04/30/16
Class A
Actual (1.91% return)	$1,000.00	$1,019.10	$4.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.94	$4.97
Class B
Actual (1.61% return)	$1,000.00	$1,016.10	$8.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.46	$8.47
Class L
Actual (1.78% return)	$1,000.00	$1,017.80	$6.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.45	$6.47
Class I
Actual (1.99% return)	$1,000.00	$1,019.90	$3.47
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.43	$3.47
Class C
Actual (1.52% return)	$1,000.00	$1,015.20	$8.97
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.96	$8.97

  @  Expenses are equal to the Fund's annualized expense ratios of 0.99%, 1.69%, 1.29%, 0.69% and 1.79% for Class A, Class B, Class L, Class I and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). If the Fund had borne all of its expenses, the annualized expense ratios would have been 1.32%, 2.64%, 1.59%, 1.01% and 2.22% for Class A, Class B, Class L, Class I and Class C shares, respectively.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2016 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.2%)
$57	Federal Home Loan Mortgage Corporation, Conventional Pool	2.935%	01/01/38	$60,273
120	Federal National Mortgage Association, Conventional Pool	2.764	05/01/33	126,590
	Total Agency Adjustable Rate Mortgages (Cost $187,756)			186,863
	Agency Fixed Rate Mortgages (25.6%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
18		9.50	01/01/17 - 02/01/19	18,352
86		10.00	02/01/17 - 12/01/20	89,480
	Gold Pools:
2,789		3.50	01/01/44 - 06/01/45	2,940,605
2,307		4.00	12/01/41 - 10/01/45	2,467,526
1,828		4.50	03/01/41 - 09/01/41	1,994,830
218		5.00	12/01/40 - 05/01/41	242,677
36		5.50	07/01/37	40,599
39		6.00	12/01/37 - 03/01/38	44,822
55		6.50	06/01/29 - 09/01/33	62,627
102		7.50	04/01/20 - 05/01/35	123,949
49		8.00	08/01/32	60,302
78		8.50	08/01/31	100,000
15		10.00	10/01/21	15,771
	May TBA:
1,710	(a)	3.00	05/01/46	1,752,082
2,620	(a)	3.50	05/01/46	2,744,501
930	(a)	4.00	05/01/46	993,138
	Federal National Mortgage Association,
	Conventional Pools:
388		3.00	04/01/45	400,011
2,350		3.50	08/01/45 - 02/01/46	2,469,214
2,549		4.00	04/01/45 - 11/01/45	2,744,225
302		4.50	08/01/40 - 09/01/41	330,474
859		5.00	11/01/40 - 07/01/41	954,605
26		5.50	08/01/37	29,732
633		6.50	02/01/28 - 12/01/33	727,386
19		7.00	07/01/23 - 06/01/32	19,254
131		7.50	08/01/37	163,631
135		8.00	04/01/33	168,563

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$119		8.50%		10/01/32	$153,820
170		9.50		04/01/30	197,534
12		10.00		10/01/18	12,381
	May TBA:
390	(a)	2.50		05/01/31	400,824
	Government National Mortgage Association,
	May TBA:
680	(a)	3.50		05/20/46	718,277
	Various Pools:
875		3.50		10/20/44 - 05/20/45	928,279
773		4.00		07/15/44	832,127
435		5.00		05/20/41	480,453
2		11.00		04/15/21	2,338
	Total Agency Fixed Rate Mortgages (Cost $25,052,076)				25,424,389
	Asset-Backed Securities (20.4%)
159	American Homes 4 Rent (b)	4.691		10/17/45	165,847
500	Apollo Aviation Securitization Equity Trust (b)	4.875		03/17/36	493,497
	Argent Securities, Inc. Asset-Backed
	Pass-Through Certificates
390		2.314	(c)	04/25/34	367,397
600		3.899	(c)	09/25/33	569,099
616	Bear Stearns Asset-Backed Securities I Trust	0.759	(c)	03/25/37	328,871
	Bear Stearns Asset-Backed Securities Trust
173		0.759	(c)	01/25/47	167,812
580		2.132	(c)	10/25/36	412,393
387	Castle Aircraft SecuritizationTrust (b)	4.703		12/15/40	381,846
284	CDC Mortgage Capital Trust	1.059	(c)	01/25/33	262,818
430	Citigroup Mortgage Loan Trust, Inc.	5.53		11/25/34	454,241
	Countrywide Asset-Backed Certificates
468	(b)	0.889	(c)	03/25/47	351,676
251	(b)	1.059	(c)	06/25/33	244,598
600		1.864	(c)	03/25/35	566,290
	Credit-Based Asset Servicing and Securitization LLC
321		0.589	(c)	05/25/36	230,731
199		3.514	(c)	08/25/30	200,291
410	CWABS Asset-Backed Certificates Trust	0.679	(c)	10/25/46	337,628
233	EMC Mortgage Loan Trust (b)	1.433	(c)	11/25/30	202,929
337	GO Financial Auto Securitization Trust (b)	3.27		11/15/18	336,431

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Invitation Homes Trust
$650	(b)	3.186	(c)%	08/17/32	$645,051
800	(b)	4.186	(c)	06/17/31	767,994
600	(b)	4.936	(c)	12/17/31	595,961
440	(b)	5.186	(c)	08/17/32	436,034
	Lehman ABS Manufactured Housing
	Contract Trust
232		3.70		04/15/40	233,577
500		6.63	(c)	04/15/40	528,455
175	Lehman Manufactured Housing Asset-Backed	6.635		07/15/28	179,295
399	Long Beach Mortgage Loan Trust	0.879	(c)	06/25/34	374,624
400	MERIT Securities Corp.	7.333	(c)	12/28/33	419,510
413	Mid-State Capital Corp. Trust	7.758		01/15/40	458,513
	Nationstar HECM Loan Trust
439	(b)	4.115		11/25/25	438,618
500	(b)	4.36		02/25/26	500,280
406	(b)	6.657		11/25/25	402,484
800	(b)	7.021		05/25/18	797,000
500	(b)	7.385		02/25/26	500,670
14	New Century Home Equity Loan Trust	1.239	(c)	11/25/33	11,096
357	NovaStar Mortgage Funding Trust	1.173	(c)	02/25/34	328,917
	Oakwood Mortgage Investors, Inc.
217		7.72		04/15/30	230,728
425		7.84	(c)	11/15/29	426,772
500	OnDeck Asset Securitization Trust II LLC (b)	4.21		05/17/20	499,969
250	Progress Residential Trust (b)	4.586	(c)	10/17/31	245,970
361	RMAT LLC (b)	4.826		06/25/35	352,085
583	Saxon Asset Securities Trust	8.41	(c)	05/25/29	578,652
480	Shenton Aircraft Investment I Ltd. (Cayman Islands)(b)	4.75		10/15/42	470,563
350	Silver Bay Realty Trust (b)	3.986	(c)	09/17/31	321,611
	Skopos Auto Receivables Trust
234	(b)	3.10		12/15/23	233,188
310	(b)	3.55		02/17/20	310,089
325	SPS Servicer Advance Receivables Trust (b)	2.92		07/15/47	325,312
132	Sunset Mortgage Loan Co., LLC (b)	3.721		11/16/44	131,156
253	SWAY Residential Trust (b)	4.736	(c)	01/17/32	248,707
500	Tricon American Homes Trust (b)	3.437	(c)	05/17/32	468,773
100	VOLT XIX LLC (b)	5.00		04/25/55	96,952

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
$200	VOLT XXII LLC (b)	4.25%		02/25/55	$189,808
496	VOLT XXXIII LLC (b)	4.25		03/25/55	470,825
550	VOLT XXXIX LLC (b)	4.125		10/25/45	548,058
765	Washington Mutural Asset-Backed Certificates Trust	0.499	(c)	10/25/36	390,786
	Total Asset-Backed Securities (Cost $20,143,277)				20,232,478
	Collateralized Mortgage Obligations - Agency Collateral Series (8.6%)
	Federal Home Loan Mortgage Corporation
454	(b)	3.506	(c)	07/25/22	424,882
	IO
6,748		0.844	(c)	10/25/20	176,572
2,801		1.481	(c)	11/25/19	105,697
6,311		1.628	(c)	04/25/17	51,792
	IO REMIC
649		1.722	(c)	10/15/41	43,017
1,263		1.808	(c)	10/15/39	81,571
1,451		1.826	(c)	04/15/39	98,031
2,919		1.837	(c)	10/15/40	202,385
2,139		1.838	(c)	08/15/42	139,441
556		4.00		04/15/39	57,384
243		5.00		08/15/41	33,215
2,231		5.567	(c)	11/15/43 - 06/15/44	399,529
555		5.617	(c)	04/15/39	62,575
	IO STRIPS
8,080		1.351	(c)	10/15/37	448,010
190		7.00		06/01/30	41,861
222		7.50		12/01/29	61,048
	REMIC
273		7.118	(d)	10/15/43	289,375
465		10.843	(d)	12/15/43	512,455
	Federal National Mortgage Association,
	IO
1,328		5.951	(c)	09/25/20	224,598
	IO REMIC
1,935		1.703	(c)	05/15/38	130,566
2,916		1.828	(c)	10/25/39	241,739
2,763		1.872	(c)	03/25/44	219,728
1,692		3.50		02/25/39	183,263
1,512		5.211	(c)	11/25/41	166,402

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
1,785		5.611	(c)%	06/25/42	$307,048
1,026		6.111	(c)	08/25/41	161,384
	IO STRIPS
69		7.00		11/25/27	12,587
163		8.00		05/25/30 - 06/25/30	45,285
102		8.50		10/25/24	25,035
	REMIC
141		1.639	(c)	12/25/23	144,614
83		7.069	(c)	04/25/39	88,975
	Government National Mortgage Association,
	IO
3,724		0.823	(c)	08/20/58	133,121
7,766		3.50		06/20/41 - 11/20/42	1,377,776
1,137		4.50		05/20/40	103,406
222		5.00		05/20/39 - 02/16/41	35,527
1,186		5.561	(c)	08/20/42	285,082
679		5.614	(c)	11/16/40	135,882
1,545		5.661	(c)	04/20/41 - 08/20/42	284,250
1,138		5.701	(c)	12/20/43	232,492
953		5.861	(c)	09/20/43	204,823
612		6.114	(c)	08/16/34	109,271
394		6.364	(c)	08/16/36	87,440
	IO PAC
221		5.00		10/20/40	32,174
1,142		5.611	(c)	01/20/40	92,780
2,201		5.711	(c)	10/20/41	243,332
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $6,284,620)				8,537,420
	Commercial Mortgage-Backed Securities (12.6%)
	BAMLL Commercial Mortgage Securities Trust
381	(b)	2.965	(c)	12/15/29	342,931
185	(b)	5.933	(c)	12/15/31	162,441
133	Banc of America Commercial Mortgage Trust	3.167		09/15/48	98,797
350	BBCMS Trust (b)	4.427	(c)	09/10/28	329,775
	Citigroup Commercial Mortgage Trust
220		4.724	(c)	09/10/58	216,394
	IO
4,531		1.136	(c)	09/10/58	304,855

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		COMM Mortgage Trust
	$500	(b)	2.437	(c)%	06/11/27	$495,946
	500	(b)	3.937	(c)	06/11/27	496,428
	388		3.949	(c)	08/10/48	294,885
	207		4.053	(c)	02/10/49	164,116
	100	(b)	4.896	(c)	07/15/47	80,083
	389	(b)	4.91	(c)	12/10/23	359,469
	311	(b)	5.069	(c)	04/10/47	263,928
		IO
	1,619		1.157	(c)	10/10/47	79,056
		Commercial Mortgage Pass-Through Certificates
	187	(b)	4.753	(c)	02/10/47	157,904
		IO
	3,249		0.857	(c)	02/10/47	121,639
	340	Commercial Mortgage Trust	5.475		03/10/39	346,456
	1,932	COOF Securitization Trust II, IO (b)	2.201	(c)	08/25/41	206,503
	250	CSMC Trust (b)	3.633	(c)	03/15/17	244,854
EUR	193	Deco Ltd. (Ireland) (b)	4.50	(c)	11/07/24	219,529
	$301	Extended Stay America Trust (b)	2.958		12/05/31	301,902
		GS Mortgage Securities Trust
	450		3.345		07/10/48	335,585
	100	(b)	4.662	(c)	09/10/47	74,614
	370	(b)	4.927	(c)	08/10/46	331,051
		IO
	2,041		1.009	(c)	09/10/47	99,758
	991		1.31	(c)	02/10/48	65,964
	2,328		1.342	(c)	04/10/47	144,887
	400	HILT Mortgage Trust (b)	4.183	(c)	07/15/29	349,823
		JP Morgan Chase Commercial Mortgage
		Securities Trust
	390	(b)	4.724	(c)	07/15/47	304,124
	1,740		5.464	(c)	12/12/43 - 01/15/49	1,712,151
		JPMBB Commercial Mortgage Securities
		Trust
	188	(b)	4.816	(c)	08/15/47	155,349
	267	(b)	4.831	(c)	04/15/47	219,124
		IO
	4,648		1.205	(c)	01/15/47	235,431
	3,468	KGS-Alpha SBA COOF Trust, IO (b)	2.891	(c)	07/25/41	486,123

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
		LB-UBS Commercial Mortgage Trust
	$587		6.324	(c)%	07/15/40	$583,494
	200		6.448	(c)	09/15/45	200,018
		Wells Fargo Commercial Mortgage Trust
	306	(b)	3.153		09/15/57	202,053
	335	(b)	3.938		08/15/50	263,053
		WF-RBS Commercial Mortgage Trust
	500	(b)	3.692		11/15/47	366,142
	201	(b)	3.986		05/15/47	150,102
	500	(b)	4.056	(c)	09/15/57	368,515
	150	(b)	4.275	(c)	05/15/45	133,702
	500	(b)	4.629	(c)	08/15/46	439,943
		Total Commercial Mortgage-Backed Securities (Cost $12,972,041)				12,508,897
		Mortgages - Other (31.3%)
		Adjustable Rate Mortgage Trust
	287		0.759	(c)	10/25/35	261,256
	290		2.854	(c)	02/25/36	246,822
GBP	391	Alba PLC (United Kingdom)	0.94	(c)	11/25/42	486,198
		Alternative Loan Trust
	$540		0.629	(c)	11/25/46	427,475
	215		5.50		02/25/25 - 01/25/36	205,223
	(e)		6.00		08/25/17	200
		PAC
	298		5.50		04/25/37	246,671
	590	Alternative Loan Trust Resecuritization	6.25		08/25/37	488,886
		American Home Mortgage Investment Trust
	298	(b)	6.10		01/25/37	169,040
		IO
	1,419		2.078		05/25/47	254,183
		Banc of America Alternative Loan Trust
	522		0.889	(c)	11/25/36	318,289
	591		5.50		10/25/35	535,802
	136		6.00		04/25/36	122,587
	476		6.50		05/25/46	409,215
	215	Banc of America Funding Trust	5.25		07/25/37	216,297
	7	Banc of America Mortgage Trust	5.25		11/25/19	7,526
	997	Bear Stearns Asset-Backed Securities I Trust	23.493	(d)	03/25/36	971,336
	9,187	Bear Stearns Mortgage Funding Trust, IO	0.50		01/25/37	199,540

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
	$171	CHL Mortgage Pass-Through Trust Resecuritization	6.00%		12/25/36	$158,181
	233	Citigroup Mortgage Loan Trust (b)	6.50		10/25/36	178,556
		Credit Suisse First Boston Mortgage
		Securities Corp.
	1,304		1.159	(c)	05/25/34 - 06/25/34	1,190,516
	497		3.739	(c)	02/25/32	444,478
	602		6.50		11/25/35	263,998
	159	CSMC Mortgage-Backed Trust	7.00		08/25/37	121,723
		CSMC Trust
	345	(b)	4.664	(c)	08/25/62	336,137
	500	(b)	4.699	(c)	11/25/57	497,094
EUR	498	Eurosail B. V. (Netherlands)	0.149	(c)	04/17/40	516,413
		Fannie Mae Connecticut Avenue Securities
	$500		4.839	(c)	01/25/24	510,209
	324		5.339	(c)	11/25/24	335,007
	300		5.439	(c)	07/25/25	309,041
	400		6.139	(c)	04/25/28	419,813
	329	First Horizon Alternative Mortgage Securities Trust	5.50		04/25/35	313,464
	405	First Horizon Mortgage Pass-Through Trust	6.25		11/25/36	388,648
EUR	678	Fondo de Titulizacion de Activos UCI 16 (Spain)	0.00	(c)	06/16/49	611,444
		Freddie Mac Structured Agency Credit Risk Debt Notes
	$310		3.333	(c)	07/25/28	315,711
	700		3.733	(c)	10/25/27	696,451
	500		4.039	(c)	04/25/24	488,766
	950		4.439	(c)	08/25/24	938,073
	300		4.683	(c)	11/25/23	305,003
	300		4.939	(c)	02/25/24	309,045
	500		4.989	(c)	10/25/24	515,759
	423	Freddie Mac Whole Loan Securities Trust	3.00		09/25/45	425,170
		GreenPoint Mortgage Funding Trust
	163		0.599	(c)	02/25/37	135,842
	436		0.619	(c)	01/25/37	350,443
EUR	1,038	Grifonas Finance PLC (Greece)	0.152	(c)	08/28/39	832,369
		GSR Mortgage Loan Trust
	$72		0.689	(c)	03/25/35	61,766
	16		5.50		11/25/35	15,460
	171	HarborView Mortgage Loan Trust	0.626	(c)	01/19/38	137,037

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)			COUPON RATE		MATURITY DATE	VALUE
EUR	1,281	IM Pastor 3 FTH (Spain)	0.00	(c)%	03/22/43	$1,137,258
	159	IM Pastor 4 FTA (Spain)	0.00	(c)	03/22/44	142,545
	$420	Impac CMB Trust	1.234	(c)	10/25/34	393,635
	429	Impac Secured Assets Trust	0.609	(c)	08/25/36	312,110
	781	JP Morgan Alternative Loan Trust	0.599	(c)	10/25/36	643,595
	322	JP Morgan Mortgage Trust (b)	2.286	(c)	07/27/37	301,142
		Lehman Mortgage Trust
	109		5.50		11/25/35	100,798
	339		6.00		06/25/37	209,403
	652		6.50		09/25/37	488,475
EUR	478	Ludgate Funding PLC (United Kingdom)	0.218	(c)	12/01/60	399,058
	1,248	Lusitano Mortgages No. 5 PLC (Portugal)	0.011	(c)	07/15/59	1,113,192
GBP	450	Marble Arch Residential Securitisation No. 4 Ltd. (United Kingdom)	0.888	(c)	03/20/40	601,004
	$20	MASTR Adjustable Rate Mortgages Trust	2.789	(c)	02/25/36	18,960
	149	MASTR Alternative Loan Trust	6.25		07/25/36	126,856
	602	MERIT Securities Corp. (b)	2.688	(c)	09/28/32	489,924
	74	Merrill Lynch Mortgage Investors Trust	1.413	(c)	04/25/29	70,393
EUR	486	Money Partners Securities 3 PLC (United Kingdom)	4.321	(c)	09/14/39	545,634
GBP	263	Money Partners Securities 4 PLC (Ireland)	5.391	(c)	03/15/40	367,783
	$341	Morgan Stanley Dean Witter Capital I, Inc. Trust (See Note 7)	1.942	(c)	03/25/33	295,293
GBP	345	Newgate Funding (United Kingdom)	3.591	(c)	12/15/50	456,857
	500	Paragon Mortgages No. 13 PLC (United Kingdom)	1.388	(c)	01/15/39	549,943
	200	Paragon Mortgages No. 22 PLC (United Kingdom)	2.241	(c)	06/15/42	276,467
	$11	Prime Mortgage Trust	5.50		11/25/21	11,303
		RALI Trust
	531		1.139	(c)	12/25/33	461,925
	393		5.50		04/25/22	400,412
	1,176		6.00		05/25/36 - 11/25/36	981,349
	358	RBSSP Resecuritization Trust (b)	15.258	(c)	09/26/37	489,559
EUR	776	ResLoC UK PLC (United Kingdom)	0.225	(c)	12/15/43	650,899
	$197	Structured Adjustable Rate Mortgage Loan Trust	2.807	(c)	06/25/37	178,183
	210	Structured Asset Mortgage Investments II Trust	0.669	(c)	05/25/45	183,483
	391	Structured Asset Securities Corp. Trust	0.689	(c)	07/25/35	353,396

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Washington Mutual Mortgage Pass-Through Certificates Trust
$301		1.137	(c)%	04/25/47	$219,555
505		1.337	(c)	08/25/46	324,713
148		6.50		08/25/34	162,064
	Total Mortgages - Other (Cost $30,108,467)				31,145,329
	Short-Term Investments (7.6%)
	U.S. Treasury Security (0.4%)
427	U.S. Treasury Bill (f)(g) (Cost $426,763)	0.508		06/09/16	426,763
NUMBER OF SHARES (000)
	Investment Company (7.2%)
7,173	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (See Note 7) (Cost $7,173,284)				7,173,284
	Total Short-Term Investments (Cost $7,600,047)				7,600,047
	Total Investments (Cost $102,348,284) (h)(i)			106.3%	105,635,423
	Liabilities in Excess of Other Assets			(6.3)	(6,230,294)
	Net Assets			100.0%	$99,405,129

  IO  Interest Only.

  PAC  Planned Amortization Class.

  REMIC  Real Estate Mortgage Investment Conduit.

  STRIPS  Separate Trading of Registered Interest and Principal of Securities.

  TBA  To Be Announced.

  (a)  Security is subject to delayed delivery.

  (b)  144A security - Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

  (c)  Variable/Floating Rate Security - Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on April 30, 2016.

  (d)  Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at April 30, 2016.

  (e)  Principal amount is less than $500.

  (f)  Rate shown is the yield to maturity at April 30, 2016.

  (g)  All or a portion of the security was pledged to cover margin requirements for futures contracts and swap agreements.

  (h)  Securities are available for collateral in connection with securities purchased on a forward commitment basis, open foreign currency forward exchange contracts, futures contracts and a swap agreement.

  (i)  At April 30, 2016, the aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $4,334,773 and the aggregate gross unrealized depreciation is $1,047,634 resulting in net unrealized appreciation of $3,287,139.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

Foreign Currency Forward Exchange Contracts Open at April 30, 2016:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
HSBC Bank PLC	GBP	1,719,135		$2,444,321	05/04/16	$(67,594)
HSBC Bank PLC	GBP	143,969		$204,867	05/04/16	(5,494)
HSBC Bank PLC		$6,000,074	EUR	5,288,739	05/04/16	55,972
HSBC Bank PLC		$2,723,230	GBP	1,863,104	05/04/16	(954)
JPMorgan Chase Bank NA	EUR	89,300		$101,580	05/04/16	(676)
JPMorgan Chase Bank NA		$33,939	EUR	30,018	05/04/16	434
JPMorgan Chase Bank NA		$6,857	EUR	6,040	05/04/16	59
UBS AG	EUR	5,235,497		$5,971,508	05/04/16	(23,572)
HSBC Bank PLC	EUR	5,288,739		$6,005,707	06/03/16	(55,560)
HSBC Bank PLC	GBP	1,863,104		$2,723,387	06/03/16	923
Net Unrealized Depreciation						$(96,462)

Futures Contracts Open at April 30, 2016:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
40	Long	U.S. Treasury Long Bond, Jun-16	$6,532,500	$(107,188)
33	Long	U.S. Treasury 5 yr. Note, Jun-16	3,990,164	2,047
12	Long	U.S. Treasury 10 yr. Note, Jun-16	1,560,750	2,531
8	Long	U.S. Treasury Ultra Bond, Jun-16	1,370,750	(20,540)
45	Short	U.S. Treasury 2 yr. Note, Jun-16	(9,838,125)	8,438
		Net Unrealized Depreciation		$(114,712)

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments  ■  April 30, 2016 (unaudited) continued

Interest Rate Swap Agreement Open at April 30, 2016:

SWAP COUNTERPARTY	NOTIONAL AMOUNT (000)	FLOATING RATE INDEX	PAY/RECEIVE FLOATING RATE	FIXED RATE	TERMINATION DATE	UNREALIZED DEPRECIATION
Morgan Stanley & Co., LLC*	$3,471	3 Month LIBOR	Receive	1.14%	07/23/17	$(24,201)

  *  Cleared swap agreement, the broker is Morgan Stanley & Co., LLC.

  LIBOR  London Interbank Offered Rate.

Currency Abbreviations:

EUR  Euro.

GBP  British Pound.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements

Statement of Assets and Liabilities April 30, 2016 (unaudited)

Assets:
Investments in securities, at value (cost $94,855,420)	$98,166,846
Investments in affiliate, at value (cost $7,492,864)	7,468,577
Total investments in securities, at value (cost $102,348,284)	105,635,423
Unrealized appreciation on open foreign currency forward exchange contracts	57,388
Cash	46,072
Receivable for:
Investments sold	2,359,579
Interest and paydown	390,636
Shares of beneficial interest sold	221,082
Variation margin on open futures contracts	31,368
Interest and dividends from affiliates	2,019
Prepaid expenses aher assets	88,997
Total Assets	108,832,564
Liabilities:
Unrealized depreciation on open foreign currency forward exchange contracts	153,850
Payable for:
Investments purchased	8,942,504
Shares of beneficial interest redeemed	58,258
Transfer and sub transfer agent fees	27,507
Dividends to shareholders	26,115
Advisory fee	14,763
Distribution fee	13,345
Administration fee	6,503
Variation margin on open swap agreements	155
Accrued expenses and other payables	184,435
Total Liabilities	9,427,435
Net Assets	$99,405,129
Composition of Net Assets:
Paid-in-capital	$118,297,161
Net unrealized appreciation	3,051,856
Dividends in excess of net investment income	(74,308)
Accumulated net realized loss	(21,869,580)
Net Assets	$99,405,129
Class A Shares:
Net Assets	$56,069,758
Shares Outstanding (unlimited shares authorized, $0.01 par value)	6,677,570
Net Asset Value Per Share	$8.40
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$8.77
Class B Shares:
Net Assets	$370,498
Shares Outstanding (unlimited shares authorized, $0.01 par value)	45,101
Net Asset Value Per Share	$8.21
Class L Shares:
Net Assets	$2,360,473
Shares Outstanding (unlimited shares authorized, $0.01 par value)	283,557
Net Asset Value Per Share	$8.32
Class I Shares:
Net Assets	$39,868,750
Shares Outstanding (unlimited shares authorized, $0.01 par value)	4,831,524
Net Asset Value Per Share	$8.25
Class C Shares:
Net Assets	$735,650
Shares Outstanding (unlimited shares authorized, $0.01 par value)	88,335
Net Asset Value Per Share	$8.33

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statement of Operations For the six months ended April 30, 2016 (unaudited)

Net Investment Income: Income
Interest	$2,178,033
Interest and dividends from affiliates (Note 7)	10,051
Total Income	2,188,084
Expenses
Advisory fee (Note 4)	227,760
Distribution fee (Class A shares) (Note 5)	67,959
Distribution fee (Class B shares) (Note 5)	1,698
Distribution fee (Class L shares) (Note 5)	6,266
Distribution fee (Class C shares) (Note 5)	2,798
Professional fees	72,535
Sub transfer agent fees and expenses (Class A shares)	28,270
Sub transfer agent fees and expenses (Class B shares)	314
Sub transfer agent fees and expenses (Class L shares)	1,152
Sub transfer agent fees and expenses (Class I shares)	17,389
Administration fee (Note 4)	38,768
Registration fees	28,789
Shareholder reports and notices	23,178
Custodian fees	22,515
Transfer agent fees and expenses (Class A shares) (Note 6)	14,990
Transfer agent fees and expenses (Class B shares) (Note 6)	1,443
Transfer agent fees and expenses (Class L shares) (Note 6)	1,076
Transfer agent fees and expenses (Class I shares) (Note 6)	1,177
Transfer agent fees and expenses (Class C shares) (Note 6)	954
Trustees' fees and expenses	708
Other	26,694
Total Expenses	586,433
Less: waiver of Advisory fees (Note 4)	(101,817)
Less: reimbursement of class specific expenses (Class A shares) (Note 4)	(29,550)
Less: reimbursement of class specific expenses (Class B shares) (Note 4)	(1,459)
Less: reimbursement of class specific expenses (Class L shares) (Note 4)	(975)
Less: reimbursement of class specific expenses (Class I shares) (Note 4)	(18,680)
Less: reimbursement of class specific expenses (Class C shares) (Note 4)	(588)
Less: rebate from Morgan Stanley affiliated cash sweep (Note 7)	(5,130)
Net Expenses	428,234
Net Investment Income	1,759,850
Realized and Unrealized Gain (Loss): Realized Gain (Loss) on:
Investments	(114,568)
Futures contracts	998,192
Swap agreements	(11,650)
Foreign currency forward exchange contracts	(55,100)
Foreign currency translation	26,635
Net Realized Gain	843,509
Change in Unrealized Appreciation (Depreciation) on:
Investments	(469,588)
Investments in affiliates (Note 7)	(19,920)
Futures contracts	(203,914)
Swap agreements	8,352
Foreign currency forward exchange contracts	(90,540)
Foreign currency translation	3,634
Net Change in Unrealized Appreciation (Depreciation)	(771,976)
Net Gain	71,533
Net Increase	$1,831,383

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED APRIL 30, 2016	FOR THE YEAR ENDED OCTOBER 31, 2015
	(unaudited)
Increase (Decrease) in Net Assets: Operations:
Net investment income	$1,759,850	$1,720,452
Net realized gain	843,509	877,597
Net change in unrealized appreciation (depreciation)	(771,976)	(699,983)
Net Increase	1,831,383	1,898,066
Dividends to Shareholders from Net Investment Income:
Class A shares	(1,355,775)	(3,131,721)
Class B shares	(8,894)	(31,321)
Class L shares	(59,926)	(169,137)
Class I shares	(1,055,682)	(625,404)
Class C shares	(11,470)	(428)*
Total Dividends	(2,491,747)	(3,958,011)
Net increase from transactions in shares of beneficial interest	5,222,825	30,011,187
Net Increase	4,562,461	27,951,242
Net Assets:
Beginning of period	94,842,668	66,891,426
End of Period (Including dividends in excess of net investment income and accumulated undistributed net investment income of $(74,308) and $657,589, respectively)	$99,405,129	$94,842,668

*  For the period April 30, 2015 through October 31, 2015.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2016 (unaudited)

1. Organization and Accounting Policies

Morgan Stanley Mortgage Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund applies investment company accounting and reporting guidance. The Fund's investment objective is to seek a high level of current income. The Fund was organized as a Massachusetts business trust on November 20, 1986 and commenced operations on March 31, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class L shares, Class I shares and Class C shares. The five classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, most Class B shares, and most Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class L shares and Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class L shares and Class C shares incur distribution expenses.

The Fund suspended offering Class B and Class L shares to all investors (February 25, 2013 and April 30, 2015, respectively). Class B and Class L shareholders of the Fund do not have the option of purchasing additional Class B or Class L shares. However, the existing Class B and Class L shareholders may invest through reinvestment of dividends and distributions.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) Certain portfolio securities may be valued by an outside pricing service approved by the Fund's Board of Trustees (the "Trustees"). The pricing service may utilize a matrix system or other model incorporating attributes such as security quality, maturity and coupon as the evaluation model parameters, and/or research evaluations by its staff, including review of broker-dealer market price quotations in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; (2) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term taxable debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such price does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser. Other taxable short-term debt securities with maturities of more than 60 days will be valued on a mark-to-market basis until such time as they reach a maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day unless the Adviser determines such price does not reflect the securities' fair value, in which case these securities will be valued at their fair market value as determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily as earned.

C. When-Issued/Delayed Delivery Securities — The Fund may purchase or sell when-issued and delayed delivery securities. Securities purchased on a when-issued or delayed delivery basis are purchased for delivery beyond the normal settlement date at a stated price, and no income accrues to the Fund on such securities prior to delivery date. Payment and delivery for when-issued and delayed delivery securities can take place a month or more after the date of the transaction. When the Fund enters into a purchase transaction on a when-issued or delayed delivery basis, securities are available for collateral in an amount at least equal in value to the Fund's commitments to purchase such securities. Purchasing securities on a when-issued or delayed delivery basis may involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. Purchasing investments on a when-issued or delayed delivery basis may be considered a form of leverage which may increase the impact that gains (losses) may have on the Fund.

D. Multiple Class Allocations — Investment income, realized and unrealized gain (loss), and non-class specific expenses are allocated daily based upon the proportion of net assets of each class. Class specific expenses are borne by the respective share classes and include Distribution, Transfer Agent and Sub Transfer Agent fees.

E. Foreign Currency Translation and Foreign Investments — The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

— investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

— investment transactions and investment income at the prevailing rates of exchange on the dates of  such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

F. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

G. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

H. Indemnifications — The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Fair Valuation Measurements

Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of April 30, 2016.

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$186,863	$—	$186,863
Agency Fixed Rate Mortgages	—	25,424,389	—	25,424,389
Asset-Backed Securities	—	20,232,478	—	20,232,478
Collateralized Mortgage Obligations — Agency Collateral Series	—	8,537,420	—	8,537,420
Commercial Mortgage-Backed Securities	—	12,508,897	—	12,508,897
Mortgages — Other	—	31,145,329	—	31,145,329
Total Fixed Income Securities	—	98,035,376	—	98,035,376

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Short-Term Investments
U.S. Treasury Security	$—	$426,763	$—	$426,763
Investment Company	7,173,284	—	—	7,173,284
Total Short-Term Investments	7,173,284	426,763	—	7,600,047
Foreign Currency Forward Exchange Contracts	—	57,388	—	57,388
Futures Contracts	13,016	—	—	13,016
Total Assets	7,186,300	98,519,527	—	105,705,827
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(153,850)	—	(153,850)
Futures Contracts	(127,728)	—	—	(127,728)
Interest Rate Swap Agreement	—	(24,201)	—	(24,201)
Total Liabilities	(127,728)	(178,051)	—	(305,779)
Total	$7,058,572	$98,341,476	$—	$105,400,048

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of April 30, 2016, the Fund did not have any investments transfer between investment levels.

3. Derivatives

The Fund may, but it is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts In connection with its investments in foreign securities, the Fund entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

Futures A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps The Fund may enter into over-the-counter ("OTC") swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) broker" in the Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of April 30, 2016.

PRIMARY RISK EXPOSURE	ASSET DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE		LIABILITY DERIVATIVES STATEMENT OF ASSETS AND LIABILITIES LOCATION	FAIR VALUE
Interest Rate Risk	Variation margin on open futures contracts	$13,016	(a)	Variation margin on open futures contracts	$(127,728	)(a)
Interest Rate Risk	Variation margin on open swap agreements	—		Variation margin on open swap agreement	(24,201	)(a)
Foreign Currency Risk	Unrealized appreciation on open foreign currency forward exchange contracts	57,388		Unrealized depreciation on open foreign currency forward exchange contracts	(153,850)
		$70,404			$(305,779)

(a)  Includes cumulative appreciation (depreciation) as reported in the Portfolio of Investments. Only current day's net variation margin is reported within the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended April 30, 2016 in accordance with ASC 815.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$998,192	$—	$(11,650)
Foreign Currency Risk	—	(55,100)	—
Total	$998,192	$(55,100)	$(11,650)

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVE CONTRACTS

PRIMARY RISK EXPOSURE	FUTURES	FOREIGN CURRENCY FORWARD EXCHANGE CONTRACTS	SWAP AGREEMENTS
Interest Rate Risk	$(203,914)	$—	$8,352
Foreign Currency Risk	—	(90,540)	—
Total	$(203,914)	$(90,540)	$8,352

At April 30, 2016, the Fund's derivative assets and liabilities are as follows:

GROSS AMOUNTS OF ASSETS AND LIABILITIES PRESENTED IN THE STATEMENT OF ASSETS AND LIABILITIES

DERIVATIVES (b)	ASSETS (c)	LIABILITIES (c)
Foreign Currency Forward Exchange Contracts	$57,388	$(153,850)

(b)  Excludes exchange traded derivatives.

(c)  Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of April 30, 2016.

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS ASSET DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
HSBC Bank PLC	$56,895	$(56,895)	$—	$0
JPMorgan Chase Bank NA	493	(493)	—	0
Total	$57,388	$(57,388)	$—	$0

GROSS AMOUNTS NOT OFFSET IN THE STATEMENTS OF ASSETS AND LIABILITIES

COUNTERPARTY	GROSS LIABILITY DERIVATIVES PRESENTED IN STATEMENTS OF ASSETS AND LIABILITIES	FINANCIAL INSTRUMENT	COLLATERAL PLEDGED	NET AMOUNT (NOT LESS THAN $0)
HSBC Bank PLC	$129,602	$(56,895)	$—	$72,707
JPMorgan Chase Bank NA	676	(493)	—	183
UBS AG	23,572	—	—	23,572
Total	$153,850	$(57,388)	$—	$96,462

For the six months ended April 30, 2016, the average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$11,746,940
Futures Contracts:
Average monthly original value	$37,217,695
Swap Agreements:
Average monthly notional amount	$3,470,601

4. Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with the Adviser, the Fund pays an advisory fee, accrued daily and paid monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.47% to the portion of the daily net assets not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.395% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.37% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $5 billion; 0.345% to the portion of the daily net assets exceeding $5 billion but not exceeding $7.5 billion; 0.32% to the portion of the daily net assets exceeding $7.5 billion but not exceeding $10 billion; 0.295% to the portion of

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

the daily net assets exceeding $10 billion but not exceeding $12.5 billion; and 0.27% to the portion of the daily net assets exceeding $12.5 billion. For the six months ended April 30, 2016, the advisory fee rate (net of waivers/rebate) was equivalent to an annual effective rate of 0.25% of the Fund's average daily net assets.

The Adviser also serves as the Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

The Adviser/Administrator has agreed to reduce its advisory fee, its administration fee and/or reimburse the Fund so that total annual operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class A, 1.70% for Class B, 1.30% for Class L, 0.70% for Class I and 1.80% for Class C. These fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Trustees act to discontinue all or a portion of such waivers and/or expense reimbursements when they deem such action is appropriate. For the six months ended April 30, 2016, $101,817 of advisory fees were waived and $51,252 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

5. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distribution, Inc. (the "Distributor"), an affiliate of the Adviser/Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 0.85% of the average daily net assets of Class B shares; (iii) Class L — up to 0.50% of the average daily net assets of Class L shares; and (iv) Class C — up to 1.00% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may or may not be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $9,172,349 at April 30, 2016.

In the case of Class A shares, Class L shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25%, 0.50% and 1.00% of the average daily net assets of Class A shares, Class L shares and Class C shares, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales commission credited to Financial Intermediaries at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended April 30, 2016, the distribution fee was accrued for Class A shares, Class L shares and Class C shares at the annual rate of 0.25%, 0.50% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended April 30, 2016, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares of $1,767, and received $600 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

6. Dividend Disbursing and Transfer Agent

The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund.

7. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended April 30, 2016, aggregated $148,618,051 and $143,388,542, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $129,584,910 and $131,220,103, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds – Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended April 30, 2016, advisory fees paid were reduced by $5,130 relating to the Fund's investment in the Liquidity Funds.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

A summary of the Fund's transactions in shares of the Liquidity Funds during the six months ended April 30, 2016 is as follows:

VALUE OCTOBER 31, 2015	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE APRIL 30, 2016
$17,143,575	$20,588,879	$30,559,170	$6,764	$7,173,284

For the six months ended April 30, 2016, the Fund had the following transactions with Morgan Stanley Dean Witter Capital I, Inc. Trust, an affiliate of the Adviser, Administrator and Distributor:

VALUE OCTOBER 31, 2015	PURCHASES AT COST	SALES	DIVIDEND INCOME	VALUE APRIL 30, 2016
$359,847	$—	$—	$3,287	$295,293

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. The Fund didn't have pension costs for the six months ended April 30, 2016. At April 30, 2016, the Fund had an accrued pension liability of $58,215, which is included in "Accrued expenses and other payables" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

8. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE SIX MONTHS ENDED APRIL 30, 2016		FOR THE YEAR ENDED OCTOBER 31, 2015
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	896,035	$7,481,775	572,192	$4,928,692
Conversion from Class B	2,818	23,622	20,520	176,155
Reinvestment of dividends	157,278	1,315,086	353,631	3,042,368
Redeemed	(808,677)	(6,764,367)	(1,109,198)	(9,546,556)
Net increase (decrease) — Class A	247,454	2,056,116	(162,855)	(1,399,341)
CLASS B SHARES
Sold	—	—	14,003	118,648
Conversion to Class A	(2,880)	(23,622)	(20,962)	(176,155)
Reinvestment of dividends	1,076	8,803	3,113	26,235
Redeemed	(8,135)	(66,738)	(37,054)	(314,825)
Net decrease — Class B	(9,939)	(81,557)	(40,900)	(346,097)
CLASS L SHARES
Sold	—	—	52,146	447,873
Reinvestment of dividends	7,137	59,197	19,584	167,065
Redeemed	(78,621)	(654,059)	(65,104)	(553,727)
Net increase (decrease) — Class L	(71,484)	(594,862)	6,626	61,211
CLASS I SHARES
Sold	1,042,283	8,588,616	4,085,860	34,246,401
Reinvestment of dividends	119,993	985,995	72,004	604,453
Redeemed	(777,329)	(6,380,176)	(383,630)	(3,243,687)
Net increase — Class I	384,947	3,194,435	3,774,234	31,607,167
CLASS C SHARES
Sold	90,062	748,981	10,446 *	88,070 *
Reinvestment of dividends	1,333	11,046	21 *	177 *
Redeemed	(13,527)	(111,334)	—	—
Net increase — Class C	77,868	648,693	10,467	88,247
Net increase in Fund	628,845	$5,222,825	3,587,572	$30,011,187

*  For the period April 30, 2015 through December 31, 2015.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

9. Federal Income Tax Status

It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended October 31, 2015 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2015 and 2014 was as follows:

2015 DISTRIBUTIONS PAID FROM: ORDINARY INCOME	2014 DISTRIBUTIONS PAID FROM: ORDINARY INCOME
$3,958,011	$4,775,621

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

Permanent differences, primarily due to gains/losses on paydowns, swaps and foreign currency and an expired capital loss carryforward, resulted in the following reclassifications among the Fund's components of net assets at October 31, 2015:

ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED LOSS	PAID-IN-CAPITAL
$1,519,081	$(705,126)	$(813,955)

At October 31, 2015, the components of distributable earnings for the Fund on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAIN
$736,006	$—

At October 31, 2015, the Fund had available for Federal income tax purposes unused short-term capital losses of $2,750,402 and long-term capital losses of $266,130 that do not have an expiration date.

In addition, at October 31, 2015, the Fund had available for Federal income tax purposes capital loss carryforwards which will expire on the indicated dates:

AMOUNT	EXPIRATION
$12,692,663	October 31, 2016
6,943,151	October 31, 2017

During the year ended October 31, 2015, capital loss carryforwards of $813,955 expired for Federal income tax purposes.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by a Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

10. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may invest in mortgage securities, including securities issued by the Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"). These are fixed income securities that derive their value from or represent interests in a pool of mortgages or

Morgan Stanley Mortgage Securities Trust

Notes to Financial Statements  ■  April 30, 2016 (unaudited) continued

mortgage securities. An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may adversely affect the value of a mortgage-backed security and could result in losses to the Fund. The risk of such defaults is generally higher in the case of mortgage pools that include sub-prime mortgages. Sub-prime mortgages refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their mortgages. The securities held by the Fund are not backed by sub-prime mortgages.

Additionally, securities issued by FNMA and FHLMC are not backed by or entitled to the full faith and credit of the United States; rather, they are supported by the right of the issuer to borrow from the U.S. Department of the Treasury.

The Federal Housing Finance Agency ("FHFA") serves as conservator of FNMA and FHLMC and the U.S. Department of the Treasury has agreed to provide capital as needed to ensure FNMA and FHLMC continue to provide liquidity to the housing and mortgage markets.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

11. Credit Facility

As of April 4, 2016 the Fund and other Morgan Stanley funds participate in a $150,000,000 committed, unsecured revolving line of credit facility (the "facility") with State Street. This facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate on borrowings is based on the federal funds rate or one month libor rate plus a spread. The facility also has a commitment fee of 0.25% per annum based on the unused portion of the facility. During the period ended April 30, 2016, the Fund did not have any borrowings under the facility.

12. Other

At April 30, 2016, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 58.9%.

Morgan Stanley Mortgage Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2016		2015		2014		2013		2012		2011
	(unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.46		$8.69		$8.80		$8.96		$8.56		$8.49
Income (loss) from investment operations:
Net investment income	0.14		0.31		0.25		0.18		0.24		0.24
Net realized and unrealized gain (loss)	0.01		(0.06)		0.25		0.08		0.48		0.12
Total income from investment operations	0.15		0.25		0.50		0.26		0.72		0.36
Less dividends from net investment income	(0.21)		(0.48)		(0.61)		(0.42)		(0.32)		(0.29)
Net asset value, end of period	$8.40		$8.46		$8.69		$8.80		$8.96		$8.56
Total Return(1)	1.91	%*(5)	2.83%		5.80%		2.95%		8.62%		4.37%
Ratios to Average Net Assets:
Net expenses	0.99	%(2)(3)(6)	0.99	%(2)(3)	0.99	%(2)(3)	0.99	%(2)(3)	1.16	%(2)(3)	1.27	%(2)
Net investment income	3.49	%(2)(3)(6)	2.44	%(2)(3)	2.78	%(2)(3)	2.10	%(2)(3)	2.84	%(2)(3)	2.83	%(2)
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.01%		0.01%		0.00	%(4)	0.01%		0.00	%(4)
Supplemental Data:
Net assets, end of period, in thousands	$56,070		$54,369		$57,325		$60,167		$66,046		$67,975
Portfolio turnover rate	149	%(5)	299%		135%		97%		238%		309%

  *  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class A shares would have been approximately 1.66%.

(1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (3)  If the Fund had borne all of its expenses that were waived and/or reimbursed by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2016	1.31%	3.17%
October 31, 2015	1.56	1.87
October 31, 2014	1.35	2.42
October 31, 2013	1.61	1.48
October 31, 2012	1.27	2.73

  (4)  Amount is less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2016		2015		2014		2013		2012		2011
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.27		$8.51		$8.62		$8.78		$8.39		$8.33
Income (loss) from investment operations:
Net investment income	0.11		0.25		0.19		0.13		0.19		0.19
Net realized and unrealized gain (loss)	0.01		(0.06)		0.25		0.08		0.47		0.11
Total income from investment operations	0.12		0.19		0.44		0.21		0.66		0.30
Less dividends from net investment income	(0.18)		(0.43)		(0.55)		(0.37)		(0.27)		(0.24)
Net asset value, end of period	$8.21		$8.27		$8.51		$8.62		$8.78		$8.39
Total Return(1)	1.61	%*(5)	2.19%		5.23%		2.40%		7.99%		3.70%
Ratios to Average Net Assets:
Net expenses	1.69	%(2)(3)(6)	1.69	%(2)(3)	1.69	%(2)(3)	1.61	%(2)(3)	1.76	%(2)(3)	1.87	%(2)
Net investment income	2.91	%(3)(2)(6)	1.91	%(3)(2)	2.08	%(2)(3)	1.60	%(2)(3)	2.24	%(2)(3)	2.23	%(2)
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.01%		0.01%		0.00	%(4)	0.01%		0.00	%(4)
Supplemental Data:
Net assets, end of period, in thousands	$370		$455		$817		$1,119		$1,096		$1,623
Portfolio turnover rate	149	%(5)	299%		135%		97%		238%		309%

  *  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class B shares would have been approximately 1.36%.

(1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (3)  If the Fund had borne all of its expenses that were waived and/or reimbursed by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2016	2.63%	1.97%
October 31, 2015	2.59	1.01
October 31, 2014	2.14	1.63
October 31, 2013	2.28	0.93
October 31, 2012	1.87	2.13

  (4)  Amount is less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2016		2015		2014		2013		2012		2011
	(unaudited)
Class L Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.38		$8.62		$8.73		$8.89		$8.48		$8.41
Income (loss) from investment operations:
Net investment income	0.14		0.28		0.22		0.15		0.19		0.19
Net realized and unrealized gain (loss)	0.00	†	(0.06)		0.25		0.08		0.49		0.12
Total income from investment operations	0.14		0.22		0.47		0.23		0.68		0.31
Less dividends from net investment income	(0.20)		(0.46)		(0.58)		(0.39)		(0.27)		(0.24)
Net asset value, end of period	$8.32		$8.38		$8.62		$8.73		$8.89		$8.48
Total Return(1)	1.78	%*(5)	2.55%		5.55%		2.60%		8.11%		3.76%
Ratios to Average Net Assets:
Net expenses	1.29	%(2)(3)(6)	1.29	%(2)(3)	1.29	%(2)(3)	1.36	%(2)(3)	1.76	%(2)(3)	1.86	%(2)
Net investment income	3.26	%(2)(3)(6)	2.18	%(2)(3)	2.48	%(2)(3)	1.76	%(2)(3)	2.24	%(2)(3)	2.24	%(2)
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.01%		0.01%		0.00	%(4)	0.01%		0.00	%(4)
Supplemental Data:
Net assets, end of period, in thousands	$2,360		$2,976		$3,004		$4,290		$4,673		$2,128
Portfolio turnover rate	149	%(5)	299%		135%		97%		238%		309%

  †  Amount is less than $0.005 per share.

  *  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class L shares would have been approximately 1.53%.

(1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period. Effective February 25, 2013, Class C shares were renamed Class L shares. Class C shares held for less than one year were subject to a 1.0% contingent deferred sales charge. The contingent deferred sales charge on Class L shares was eliminated effective February 25, 2013.

  (2)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (3)  If the Fund had borne all of its expenses that were waived and/or reimbursed by Adviser/Administrator, the annualized expense and net investment income, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2016	1.58%	2.97%
October 31, 2015	1.79	1.68
October 31, 2014	1.59	2.18
October 31, 2013	1.98	1.14
October 31, 2012	1.87	2.13

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX		FOR THE YEAR ENDED OCTOBER 31,
	MONTHS ENDED
	APRIL 30, 2016		2015		2014		2013		2012		2011
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.31		$8.55		$8.66		$8.81		$8.40		$8.32
Income (loss) from investment operations:
Net investment income	0.16		0.34		0.27		0.21		0.25		0.26
Net realized and unrealized gain (loss)	0.00	†	(0.07)		0.25		0.08		0.49		0.13
Total income from investment operations	0.16		0.27		0.52		0.29		0.74		0.39
Less dividends from net investment income	(0.22)		(0.51)		(0.63)		(0.44)		(0.33)		(0.31)
Net asset value, end of period	$8.25		$8.31		$8.55		$8.66		$8.81		$8.40
Total Return(1)	1.99	%*(5)	3.19%		6.23%		3.39%		8.94%		4.78%
Ratios to Average Net Assets:
Net expenses	0.69	%(2)(3)(6)	0.69	%(2)(3)	0.69	%(2)(3)	0.74	%(2)(3)	0.91	%(2)(3)	1.02	%(2)
Net investment income	3.87	%(2)(3)(6)	2.31	%(2)(3)	3.08	%(2)(3)	2.39	%(2)(3)	3.09	%(2)(3)	3.08	%(2)
Rebate from Morgan Stanley affiliate	0.01	%(6)	0.01%		0.01%		0.00	%(4)	0.01%		0.00	%(4)
Supplemental Data:
Net assets, end of period, in thousands	$39,869		$36,954		$5,746		$6,491		$3,305		$131
Portfolio turnover rate	149	%(5)	299%		135%		97%		238%		309%

  †  Amount is less than $0.005 per share.

  *  Performance was positively impacted by approximately 0.25% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class I shares would have been approximately 1.74%.

(1)  Calculated based on the net asset value as of the last business day of the period.

  (2)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (3)  If the Fund had borne all of its expenses that were waived and/or reimbursed by the Adviser/Administrator, the annualized expense and net investment income ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME RATIO
April 30, 2016	1.00%	3.56%
October 31, 2015	1.33	1.67
October 31, 2014	1.07	2.70
October 31, 2013	1.42	1.71
October 31, 2012	1.02	2.98

  (4)  Amount is less than 0.005%.

  (5)  Not annualized.

  (6)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Financial Highlights continued

	FOR THE SIX MONTHS ENDED APRIL 30, 2016		PERIOD FROM APRIL 30, 2015^ TO OCTOBER 31, 2015
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$8.38		$8.59
Income (loss) from investment operations:
Net investment income	0.11		0.02
Net realized and unrealized gain (loss)	0.01		(0.04)
Total income (loss) from investment operations	0.12		(0.02)
Less dividends from net investment income	(0.17)		(0.19)
Net asset value, end of period	$8.33		$8.38
Total Return(1)	1.52	%*(4)	(0.24	)%(4)
Ratios to Average Net Assets:
Net expenses	1.79	%(2)(3)(5)	1.78	%(2)(3)(5)
Net investment income (loss)	2.67	%(2)(3)(5)	(0.26	)%(2)(3)(5)
Rebate from Morgan Stanley affiliate	0.01	%(5)	0.02	%(5)
Supplemental Data:
Net assets, end of period, in thousands	$736		$88
Portfolio turnover rate	149	%(4)	299%

  *  Performance was positively impacted by approximately 0.24% due to the receipt of proceeds from the settlement of a class action suit involving the Fund's past holdings. This was a one-time settlement, and as a result, the impact on the NAV and consequently the performance will not likely be repeated in the future. Had this settlement not occurred, the total return for Class C shares would have been approximately 1.28%.

^  Commencement of Offering.

  (1)  Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.

  (2)  The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as "Rebate from Morgan Stanley affiliate."

  (3)  If the Fund had borne all of its expenses that were reimbursed or waived by the Adviser/Administrator, the annualized expense and net investment income (loss) ratios, would have been as follows:

PERIOD ENDED	EXPENSE RATIO	NET INVESTMENT INCOME (LOSS) RATIO
April 30, 2016	2.21%	2.25%
October 31, 2015	15.90	(14.38)

  (4)  Not annualized.

  (5)  Annualized.

See Notes to Financial Statements

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited)

Morgan Stanley Investment Management Inc.
An Important Notice Concerning Our U.S. Privacy Policy

We are required by federal law to provide you with a copy of our privacy policy annually. This policy applies to current and former individual investors in funds managed or sponsored by Morgan Stanley Investment Management Inc. ("MSIM") as well as current and former individual clients of MSIM. This policy is not applicable to partnerships, corporations, trusts or other non-individual clients or investors. Please note that we may amend this policy at any time, and will inform you of any changes as required by law.

We Respect Your Privacy

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Notice describes what non-public personal information we collect about you, why we collect it, when we may share it with others and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you to affiliated companies in the Morgan Stanley family of companies ("other Morgan Stanley companies"). It also discloses how you may limit use of certain shared information for marketing purposes by other Morgan Stanley branded companies. Throughout this policy, we refer to the non-public information that personally identifies you or your accounts as "personal information.''

1. What Personal Information Do We Collect About You?

We obtain personal information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•  We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through subscription documents, applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited) continued

•  If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." Please consult the Terms of Use of these sites for more details.

2. When Do We Disclose Personal Information We Collect About You?

We may disclose personal information we collect about you to other Morgan Stanley companies and to non-affiliated third parties.

a. Information We Disclose to Other Morgan Stanley Companies. We may disclose personal information to other Morgan Stanley companies for a variety of reasons, including to manage your account(s) effectively, to service and process your transactions, to let you know about products and services offered by us and other Morgan Stanley companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from other Morgan Stanley companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Non-affiliated Third Parties. We do not disclose personal information that we collect about you to non-affiliated third parties except to those who provide marketing services on our behalf, to financial institutions with whom we have joint marketing agreements, and as otherwise required or permitted by law. For example, we may disclose personal information to nonaffiliated third parties for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with a non-affiliated third party, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose or as may be permitted or required by law.

3. How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited) continued

4. How Can You Limit the Sharing Of Certain Types Of Personal Information With Other Morgan Stanley Companies?

We offer you choices as to whether we share with other Morgan Stanley companies the personal information that was collected to determine your eligibility for products and services you request ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with other Morgan Stanley companies ("opt-out"), we may still share personal information, including eligibility information, with those companies in circumstances excluded from the opt-out under applicable law, such as to process transactions or to service your account.

5. How Can You Limit the Use of Certain Types Of Personal Information By Other Morgan Stanley Companies for Marketing?

By following the opt-out instructions in Section 6 below, you may limit other Morgan Stanley branded companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit Other Morgan Stanley Companies from using personal information about you that we may share with them for marketing their products and services to you, Other Morgan Stanley Companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the Other Morgan Stanley Company has its own relationship with you.

6. How Can You Send Us An Opt-Out Instruction?

If you wish to limit our sharing of eligibility information about you with other Morgan Stanley companies or other Morgan Stanley companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:
Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your written request should include your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or if information used for Marketing (Section 5 above) or both. Written opt-out

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited) continued

requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party.

Your opt-out preference will remain in effect with respect to this policy (as it may be amended) until you notify us otherwise. If you have a joint account, your direction for us not to share this information with other Morgan Stanley companies and for those other Morgan Stanley companies not to use your personal information for marketing will be applied to all account holders on that account. Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about Morgan Stanley products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

7. What If An Affiliated Company Becomes a Non-affiliated Third Party?

If, at any time in the future, an affiliated company becomes a non-affiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to non-affiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a non-affiliated third party.

Morgan Stanley Mortgage Securities Trust

Privacy Notice (unaudited) continued

Special Notice to Residents of Vermont
The following section supplements our policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above policy with respect to those clients only.

The state of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with affiliated companies and non-affiliated third parties other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with non-affiliated third parties or other Morgan Stanley companies unless you provide us with your written consent to share such information ("opt-in").

If you wish to receive offers for investment products and services offered by or through other Morgan Stanley companies, please notify us in writing at the following address:

Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

Your authorization should include your name, address, telephone number and account number(s) to which the opt-in applies and should not be sent with any other correspondence. In order to process your authorization, we require that the authorization be provided by you directly and not through a third party.

Special Notice to Residents of California
The following section supplements our policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such information with our affiliates to comply with California privacy laws that apply to us.

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics — Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
June 22, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
June 22, 2016